Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥) Segment	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	¥ 17,078,584		¥ 9,125,428
Allowance for advance to suppliers
Credit losses	17,078,584
Contract liabilities	3,468,237		2,379,009	¥ 2,115,522	$ 511,155
Employee benefits expenses	226,098		210,987	213,318
Statute of limitations underpayment of taxes	¥ 100,000	$ 13,760
Value added tax rate	6.00%	6.00%
Lease term	12 months				12 months
Contract assets
Unrecognized tax benefits
Penalties
CODM description	The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group.	The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group.
Number of reportable segment | Segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]
Revenue recognition during the year	¥ 2,379,009		¥ 2,115,522
US [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	6.7851				6.7851